Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	May 31, 2011
Registrant Name	dei_EntityRegistrantName	PNC FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000778202
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct 5, 2011
Document Effective Date	dei_DocumentEffectiveDate	Oct 5, 2011
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBAAX
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PBCCX
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLEAX
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PLECX
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWAX
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PEWCX
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMCAX
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMFCX
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCAX
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PPCCX
PNC LIMITED MATURITY BOND FUND (Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PMYIX
PNC ULTRA SHORT BOND FUND (Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PNCIX

PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND
PNC BALANCED ALLOCATION FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation and current income.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC BALANCED ALLOCATION FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		4.75%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC BALANCED ALLOCATION FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.04%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.40%		0.40%
Other Expenses		0.65%		0.65%
Acquired Fund Fees and Expenses	[2]	0.05%		0.05%
Total Annual Fund Operating Expenses	[3]	1.49%		2.20%
Fee Waiver and Expense Reimbursement	[4]	(0.15%)		(0.15%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[4]	1.34%		2.05%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[3]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[4]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.29% and 2.00% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC BALANCED ALLOCATION FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	605	922	1,261	2,216
CLASS C	308	674	1,166	2,522

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC BALANCED ALLOCATION FUND CLASS C	208	674	1,166	2,522

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 76%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC

Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities,

such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The

Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options,

swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and option on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.

There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets'

governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade

("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.

The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up or down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays U.S.

Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The bar

chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.

The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.11%   (6/30/03)

Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 4.51%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC BALANCED ALLOCATION FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		5.93%	1.91%	1.95%
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	5.70%	1.16%	1.34%
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	3.99%	1.38%	1.41%
CLASS C	Class C Shares Returns Before Taxes		9.26%	2.14%	1.68%
S&P 500 Index	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
Barclays U.S. Aggregate Bond Index	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)		6.54%	5.80%	5.84%
Balanced Allocation Hybrid Benchmark Index	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)		12.13%	4.07%	3.52%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC BALANCED ALLOCATION FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation and current income.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $50,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 76%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	76.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $50,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 50,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
Expenses, Restated to Reflect Current	rr_ExpensesRestatedToReflectCurrent	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund invests in a diversified portfolio of common stocks, fixed income securities and cash equivalents with varying asset allocations depending on PNC
Capital Advisors, LLC's (the "Adviser") assessment of market conditions.

The Fund intends to invest 45% to 75% of its net assets in equity securities, such as common stocks and convertible securities, 25% to 55% of its net assets in fixed income senior securities, such as corporate bonds, U.S. government and agency securities, mortgage-backed securities, asset-backed securities and high-yield bonds ("junk bonds"), and up to 30% of its net assets in cash, cash equivalent, or other types of short-term money market instruments. The Fund may invest up to 25% of its total assets at the time of purchase in foreign securities (which includes common stock, preferred stock and convertible bonds of companies headquartered outside the United States), and may include investing in emerging market securities. The Fund may invest in companies with stock market capitalizations of at least  $100 million.

The Fund primarily invests the fixed income portion of its portfolio in a broad range of fixed income senior securities in order to generate current income. The dollar-weighted average maturity of the Fund's fixed income allocation is normally expected to range from four to twelve years, but may vary in response to market conditions. The Fund also utilizes an active trading approach. The
Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

The Fund may use derivatives as a substitute for taking a position in an underlying asset, to increase returns, to manage risk or as a part of a hedging strategy. Derivative instruments include, but are not limited to, options, swaps, futures and options on futures. Although the Fund may invest in derivatives of any kind, it expects to use futures contracts and option on futures contracts for the purpose of managing exposure to the securities markets or to movements in interest rates or currency values. The Fund may also use futures to gain diversified exposure to a specific country or region.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Allocation Risk. The Fund's performance could be hurt if the Adviser's asset allocation decisions prove to be incorrect. The Adviser may implement its asset allocation strategy in a way that does not produce the intended result. For example, the Adviser's asset allocation decisions may not anticipate market trends successfully which may result in a failure to preserve capital or lower total return.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Derivatives Risk. A small investment in derivatives could have a potentially large impact on the Fund's performance. The use of derivatives involves risks different from the risks associated with investing directly in the underlying assets. Derivatives can be volatile, illiquid and difficult to value, and an imperfect correlation may exist between changes in the value of a derivative held by the Fund and the Fund's other investments. In addition, there is also the risk that a Fund may be unable to terminate or sell a derivatives position.
There is also the risk that derivative counterparties may suffer financial difficulties and may not fulfill their contractual obligations.

Emerging Market Risk. The risks of foreign investments typically are greater in emerging and less developed markets. For example, many emerging markets'
governments participate to a significant degree in their economies and securities markets, which may impair investment and economic growth of companies in those markets.

Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

High-Yield Bond Risk. Debt securities that are rated below investment grade
("junk bonds") may offer higher yields than higher-rated securities with similar maturities, but also may possess greater volatility and greater risk of loss of principal and interest than more highly-rated securities. Investments in junk bonds involve a greater risk of default or price declines than investments in investment grade securities. Junk bonds are considered predominantly speculative with respect to the issuer's ability to make principal and interest payments.
The market for junk bonds may be thinner and less active, causing market price volatility and limited liquidity in the secondary market. This may limit the ability of a fund to sell these securities at their fair market values either to meet redemption requests, or in response to changes in the economy or the financial markets.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up or down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500® Index, the Barclays U.S.
Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500® Index and 40% Barclays U.S. Aggregate Bond Index. The bar
chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of broad measures of market performance, including the S&P 500�� Index, the Barclays U.S. Aggregate Bond Index and the Balanced Allocation Hybrid Index, a customized blend of 60% S&P 500�� Index and 40% Barclays U.S. Aggregate Bond Index.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_276/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.11%   (6/30/03)
Worst Quarter       -13.39%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 4.51%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	4.51%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.11%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(13.39%)
PNC BALANCED ALLOCATION FUND (Prospectus Summary) | PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC BALANCED ALLOCATION FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500�� Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC BALANCED ALLOCATION FUND | Barclays U.S. Aggregate Bond Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	5.80%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	5.84%
PNC BALANCED ALLOCATION FUND | Balanced Allocation Hybrid Benchmark Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Balanced Allocation Hybrid Benchmark Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.07%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	3.52%
PNC BALANCED ALLOCATION FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	4.75%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.04%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.49%	[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.34%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	605
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	922
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,261
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,216
Annual Return 2001	rr_AnnualReturn2001	(7.08%)
Annual Return 2002	rr_AnnualReturn2002	(13.89%)
Annual Return 2003	rr_AnnualReturn2003	21.96%
Annual Return 2004	rr_AnnualReturn2004	7.40%
Annual Return 2005	rr_AnnualReturn2005	5.39%
Annual Return 2006	rr_AnnualReturn2006	11.95%
Annual Return 2007	rr_AnnualReturn2007	7.62%
Annual Return 2008	rr_AnnualReturn2008	(27.38%)
Annual Return 2009	rr_AnnualReturn2009	18.56%
Annual Return 2010	rr_AnnualReturn2010	11.19%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.93%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.91%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.95%
PNC BALANCED ALLOCATION FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.16%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.34%
PNC BALANCED ALLOCATION FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[6]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.99%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.38%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC BALANCED ALLOCATION FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.65%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.05%	[3]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.20%	[4]
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.15%)	[5]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	2.05%	[5]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	308
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	674
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,166
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,522
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	208
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	674
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,166
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,522
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.26%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.14%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.68%

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. A contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	"Acquired Fund" means any investment company in which the Fund invests or has invested during the period. The "Total Annual Fund Operating Expenses" will not correlate to the Fund's ratio of expenses to average net assets in the Fund's Financial Highlights, which reflects the operating expenses of the Fund and does not include "Acquired Fund Fees and Expenses."
[4]	Total Annual Fund Operating Expenses have been adjusted as necessary from amounts incurred during the most recent fiscal year to reflect current fees and expenses.
[5]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's Total Annual Fund Operating Expenses exceed 1.29% and 2.00% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[6]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
PNC LARGE CAP CORE EQUITY FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP CORE EQUITY FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP CORE EQUITY FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.03%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.53%		0.53%
Other Expenses:		0.78%		0.78%
Total Annual Fund Operating Expenses		1.56%		2.28%
Fee Waiver and Expense Reimbursement	[2]	(0.34%)		(0.34%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.22%		1.94%
[1]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.22% and 1.94% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC LARGE CAP CORE EQUITY FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	667	998	1,351	2,344
CLASS C	297	680	1,189	2,589

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP CORE EQUITY FUND CLASS C	197	680	1,189	2,589

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 79%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental,

quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         13.70%   (6/30/03)

Worst Quarter       -25.70%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 7.19%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP CORE EQUITY FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		9.21%	(1.41%)	(0.90%)
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	9.10%	(1.97%)	(1.35%)
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	6.13%	(1.19%)	(0.82%)
CLASS C	Class C Shares Return Before Taxes		13.69%	(0.98%)	(1.03%)
S&P 500 Index	S&P 500 Index (reflects no deduction for fees, expenses or taxes)		15.06%	2.29%	1.41%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP CORE EQUITY FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 79%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	79.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of domestic large cap equity securities which includes common stock, ADRs, preferred stock, warrants and rights. PNC Capital Advisors, LLC (the "Adviser") employs a philosophy combining disciplined portfolio construction with flexible security selection that blends both value and growth investment styles. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

The Adviser utilizes a systematic, disciplined investment process when selecting individual securities. The Adviser focuses on a combination of fundamental, quantitative and technical factors to help identify appropriate investments for the Fund. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, if analysts project earnings below consensus or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_212/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         13.70%   (6/30/03)
Worst Quarter       -25.70%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 7.19%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.19%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2003
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	13.70%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.70%)
PNC LARGE CAP CORE EQUITY FUND (Prospectus Summary) | PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2012-09-30
PNC LARGE CAP CORE EQUITY FUND | S&P 500 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	15.06%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.29%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	1.41%
PNC LARGE CAP CORE EQUITY FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.03%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses:	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.56%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.22%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	667
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	998
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,351
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,344
Annual Return 2001	rr_AnnualReturn2001	(14.49%)
Annual Return 2002	rr_AnnualReturn2002	(20.44%)
Annual Return 2003	rr_AnnualReturn2003	26.69%
Annual Return 2004	rr_AnnualReturn2004	7.29%
Annual Return 2005	rr_AnnualReturn2005	6.03%
Annual Return 2006	rr_AnnualReturn2006	9.83%
Annual Return 2007	rr_AnnualReturn2007	6.34%
Annual Return 2008	rr_AnnualReturn2008	(41.91%)
Annual Return 2009	rr_AnnualReturn2009	25.72%
Annual Return 2010	rr_AnnualReturn2010	15.54%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.21%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.41%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.90%)
PNC LARGE CAP CORE EQUITY FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	9.10%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.97%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.35%)
PNC LARGE CAP CORE EQUITY FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	6.13%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.19%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(0.82%)
PNC LARGE CAP CORE EQUITY FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.53%
Other Expenses:	rr_OtherExpensesOverAssets	0.78%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.28%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.34%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.94%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	297
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	680
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,189
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,589
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	197
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	680
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,189
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,589
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.69%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(0.98%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(1.03%)

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	"Distribution (12b-1) Fees" have been restated to reflect the maximum fees to be incurred by the Fund's Class A Shares during the current fiscal year. The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.22% and 1.94% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND
PNC LARGE CAP GROWTH FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC LARGE CAP GROWTH FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC LARGE CAP GROWTH FUND		CLASS A		CLASS C
Management Fees		0.75%		0.75%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other		0.32%		0.32%
Other Expenses		0.57%		0.57%
Total Annual Fund Operating Expenses		1.37%		2.07%
Fee Waiver and Expense Reimbursement	[2]	(0.09%)		(0.09%)
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	[2]	1.28%		1.98%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.28% and 1.98% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and

Expense Reimbursement and the contractual limitation on Distribution (12b-1)

Fees for Class A Shares are reflected only in the one year period below.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example PNC LARGE CAP GROWTH FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	673	962	1,271	2,147
CLASS C	301	640	1,105	2,393

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC LARGE CAP GROWTH FUND CLASS C	201	640	1,105	2,393

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 71%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")

employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

PRINCIPAL RISKS
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A

Shares from year to year and by showing how the average annual returns of the Fund's

Class A and Class C Shares compare with those of a broad measure of market performance.

The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds,

the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         12.23%   (12/31/01)

Worst Quarter       -25.29%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 7.76%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LARGE CAP GROWTH FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS A	Class A Shares Returns Before Taxes		8.76%	(1.65%)	(3.25%)
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	8.70%	(2.24%)	(3.65%)
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	5.78%	(1.35%)	(2.69%)
CLASS C	Class C Shares Returns Before Taxes		13.29%	(1.25%)	(3.38%)
Russell 1000 Growth Index	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)		16.71%	3.75%	0.02%
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LARGE CAP GROWTH FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 71%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	71.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the Fee Waiver and
Expense Reimbursement and the contractual limitation on Distribution (12b-1)
Fees for Class A Shares are reflected only in the one year period below.
Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of growth-oriented domestic large cap equity securities. PNC Capital Advisors, LLC (the "Adviser")
employs a philosophy combining disciplined portfolio construction with flexible security selection. A large portion of the Fund will be invested in companies with a minimum market capitalization of  $3 billion. The Adviser utilizes a disciplined sell process and may choose to sell a holding when it does not satisfy specific quantitative criteria, analysts project earnings below consensus or to take advantage of a better investment opportunity.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in equity securities issued by large cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this 80% policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A
Shares from year to year and by showing how the average annual returns of the Fund's
Class A and Class C Shares compare with those of a broad measure of market performance.
The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_217/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         12.23%   (12/31/01)
Worst Quarter       -25.29%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 7.76%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Performance Table, Explanation after Tax Higher	rr_PerformanceTableExplanationAfterTaxHigher	In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000778202_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-09-30
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	7.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Dec 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	12.23%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.29%)
PNC LARGE CAP GROWTH FUND (Prospectus Summary) | PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Fee Waiver or Reimbursement and Recoupments over Assets, Date of Termination	ck0000778202_FeeWaiverOrReimbursementAndRecoupmentsOverAssetsDateOfTermination	2012-09-30
PNC LARGE CAP GROWTH FUND | Russell 1000 Growth Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.71%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.75%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	0.02%
PNC LARGE CAP GROWTH FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.37%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.28%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	673
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	962
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,271
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,147
Annual Return 2001	rr_AnnualReturn2001	(16.53%)
Annual Return 2002	rr_AnnualReturn2002	(28.39%)
Annual Return 2003	rr_AnnualReturn2003	19.75%
Annual Return 2004	rr_AnnualReturn2004	3.55%
Annual Return 2005	rr_AnnualReturn2005	5.33%
Annual Return 2006	rr_AnnualReturn2006	7.35%
Annual Return 2007	rr_AnnualReturn2007	11.37%
Annual Return 2008	rr_AnnualReturn2008	(43.00%)
Annual Return 2009	rr_AnnualReturn2009	24.20%
Annual Return 2010	rr_AnnualReturn2010	15.07%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.76%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.65%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.25%)
PNC LARGE CAP GROWTH FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.70%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(2.24%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.65%)
PNC LARGE CAP GROWTH FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[4]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	5.78%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.35%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(2.69%)
PNC LARGE CAP GROWTH FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.32%
Other Expenses	rr_OtherExpensesOverAssets	0.57%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.07%
Fee Waiver and Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.09%)	[3]
Total Annual Fund Operating Expenses After Fee Waiver and Expense Reimbursement	rr_NetExpensesOverAssets	1.98%	[3]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	301
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	640
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,105
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,393
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	201
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	640
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,105
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,393
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.29%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	(1.25%)
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	(3.38%)

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	The Fund's investment adviser ("Adviser") has contractually agreed to waive Management Fees and reimburse or pay certain operating expenses for the Fund to the extent the Fund's "Total Annual Fund Operating Expenses" exceed 1.28% and 1.98% for Class A and Class C Shares, respectively, excluding certain expenses such as extraordinary expenses, acquired fund fees and expenses, taxes, brokerage, commissions, dealer and underwriter spreads, commitment fees on leverage facilities, prime broker fees and expenses, interest expense and dividend expenses related to short sales. This contract continues through September 30, 2012, at which time the Fund's investment adviser will determine whether to renew, revise or discontinue it. The Adviser can be reimbursed by the Fund for any contractual or voluntary fee reductions or expense reimbursements if reimbursement to the Adviser (a) occurs within three years after the Adviser's own reduction or reimbursement and (b) does not cause the Total Annual Fund Operating Expenses of a class to exceed the percentage limit contractually agreed.
[4]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases, returns after taxes on distributions and sale of Fund shares may be higher than returns before taxes because the calculations assume that the investor received a tax deduction for any loss incurred on the sale of shares.

PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND
PNC MID CAP VALUE FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC MID CAP VALUE FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC MID CAP VALUE FUND	CLASS A		CLASS C
Management Fees	0.75%		0.75%
Distribution (12b-1) Fees	0.05%	[1]	0.75%
Shareholder Servicing Fees	0.25%		0.25%
Other	0.27%		0.27%
Other Expenses	0.52%		0.52%
Total Annual Fund Operating Expenses	1.32%		2.02%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC MID CAP VALUE FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	677	955	1,254	2,102
CLASS C	305	634	1,088	2,348

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC MID CAP VALUE FUND CLASS C	205	634	1,088	2,348

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 32%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety,

utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.

PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies.

Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by

calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         20.07%   (9/30/09)

Worst Quarter       -23.80%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges,

for Class A Shares through June 30, 2011 was 1.76%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC MID CAP VALUE FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date	Average Annual Returns, Since Inception Secondary	Average Annual Returns, Inception Date Secondary
CLASS A	Class A Shares Returns Before Taxes		12.18%	1.54%	7.47%	Jul 1, 2002
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	12.04%	1.00%	6.29%	Jul 1, 2002
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	8.11%	1.20%	6.09%	Jul 1, 2002
CLASS C	Class C Shares Returns Before Taxes		16.86%	1.97%	8.23%	Jun 2, 2003
Russell Midcap Value Index	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)		24.75%	4.08%	8.90%	Jun 30, 2002	10.22%	May 31, 2003
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC MID CAP VALUE FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 32%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	32.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of value-oriented domestic equity securities of mid cap companies. The Fund defines a mid cap company as one whose market capitalization at the time of purchase falls approximately between  $750 million and  $20 billion. The Adviser generally seeks to invest in companies trading at a discount to intrinsic value with a margin of safety, utilizing a discounted cash flow methodology. Key drivers include revenue growth, profit margin and asset turnover trends. The Adviser generally sells securities upon market realization of a company's intrinsic value. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in mid cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Mid Cap Company Risk. Mid capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. As a result, mid cap company stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. Prior to March 1, 2004, the Fund invested in value-oriented common stocks of small-cap and mid-cap companies.
Accordingly, performance information prior to March 1, 2004 reflects the results of the previous investment strategy. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs or by
calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_264/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         20.07%   (9/30/09)
Worst Quarter       -23.80%   (12/31/08)

The Fund's year-to-date total return, excluding any applicable sales charges, for Class A Shares through June 30, 2011 was 1.76%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC MID CAP VALUE FUND (Prospectus Summary) | PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	1.76%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	20.07%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(23.80%)
PNC MID CAP VALUE FUND | Russell Midcap Value Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell Midcap Value Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	24.75%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.90%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 30, 2002
Average Annual Returns, Since Inception Secondary	ck0000778202_AverageAnnualReturnSinceInceptionSecondary	10.22%
Average Annual Returns, Inception Date Secondary	ck0000778202_AverageAnnualReturnInceptionDateSecondary	May 31, 2003
PNC MID CAP VALUE FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[2]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.32%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	677
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	955
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,254
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,102
Annual Return 2003	rr_AnnualReturn2003	34.50%
Annual Return 2004	rr_AnnualReturn2004	21.11%
Annual Return 2005	rr_AnnualReturn2005	15.18%
Annual Return 2006	rr_AnnualReturn2006	20.21%
Annual Return 2007	rr_AnnualReturn2007	0.56%
Annual Return 2008	rr_AnnualReturn2008	(39.84%)
Annual Return 2009	rr_AnnualReturn2009	32.33%
Annual Return 2010	rr_AnnualReturn2010	18.72%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.18%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.54%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	7.47%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	12.04%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.00%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.29%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[3]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	8.11%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.20%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	6.09%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul 1, 2002
PNC MID CAP VALUE FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.75%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.27%
Other Expenses	rr_OtherExpensesOverAssets	0.52%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.02%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	305
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	634
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,088
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,348
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	205
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	634
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,088
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,348
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	16.86%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.97%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	8.23%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun 2, 2003

[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[2]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[3]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND
PNC SMALL CAP FUND (formerly PNC Small Cap Core Fund)
INVESTMENT OBJECTIVE
The Fund seeks to provide long-term capital appreciation.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption

Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees PNC SMALL CAP FUND (USD $)		CLASS A	CLASS C
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		5.50%	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	[1]	1.00%	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)		none	none
Redemption Fee (as a percentage of amount redeemed, if applicable)		none	none
Exchange Fee		none	none
[1]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses PNC SMALL CAP FUND		CLASS A		CLASS C
Management Fees		1.00%		1.00%
Distribution (12b-1) Fees		0.05%	[1]	0.75%
Shareholder Servicing Fees		0.25%		0.25%
Other	[2]	0.23%		0.23%
Other Expenses		0.48%		0.48%
Total Annual Fund Operating Expenses	[2]	1.53%		2.23%
[1]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[2]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The

Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower,

based on these assumptions your costs would be:

Expense Example PNC SMALL CAP FUND (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
CLASS A	697	1,017	1,359	2,321
CLASS C	326	697	1,195	2,565

For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Expense Example, No Redemption (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
PNC SMALL CAP FUND CLASS C	226	697	1,195	2,565

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 47%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.

The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow

Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.

The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds cash flow value

"target." However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this

80% policy.
[1]
PRINCIPAL RISKS
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.

economy or similar issuers located in the United States. In addition,

investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the

U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.

Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the

Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A

Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs

or by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         21.58%   (6/30/09)

Worst Quarter       -25.39%   (12/31/08)

The Fund's year-to-date total, excluding any applicable sales charges, return for Class A Shares through June 30, 2011 was 5.98%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC SMALL CAP FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS A	Class A Shares Returns Before Taxes		20.87%	1.56%	3.21%	Apr 2, 2004
CLASS A After Taxes on Distributions	Returns After Taxes on Distributions	[1]	20.87%	1.17%	2.92%	Apr 2, 2004
CLASS A After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	13.56%	1.27%	2.72%	Apr 2, 2004
CLASS C	Class C Shares Returns Before Taxes		25.96%	2.02%	3.39%	Apr 2, 2004
Russell 2000 Index	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)		26.85%	4.47%	5.65%	Mar 31, 2004
[1]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[1]	CFROI is a registered trademark of CSFB Holt.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC SMALL CAP FUND (formerly PNC Small Cap Core Fund)
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide long-term capital appreciation.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares. You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least  $25,000 in PNC Funds. More information about these and other discounts is available from your financial intermediary and in the "Sales Charges" section of the Fund's prospectus on page 58 and in the "Additional Purchase and Redemption
Information" section on page 53 of the Fund's statement of additional information.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 47%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	47.00%
Expense Breakpoint, Discounts	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts of the Fund if you and your family invest, or agree to invest in the future, at least $25,000 in PNC Funds.
Expense Breakpoint, Minimum Investment Required Amount	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class A or Class C Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The
Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same, except that the contractual limitation on Distribution (12b-1) Fees for Class A Shares is reflected only in the one year period below. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For Class C Shares, you would pay the following expenses if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in stocks of U.S. small cap companies with stock market capitalizations between  $100 million and  $3 billion at time of purchase.
The Fund also considers a small cap company as one whose market capitalization at the time of purchase falls approximately (i) within the current market capitalization range of companies in the Russell 2000 Index or (ii) below the average, for the past three years, of the highest market capitalization company as of December 31 within the Russell 2000 Index. The Fund may also invest in foreign stocks in keeping with the Fund's objectives.

PNC Capital Advisors, LLC (the "Adviser") investment process is to invest in securities of companies based on the Adviser's analysis of the company's cash flow. The Adviser's investment process focuses, specifically, on Cash Flow
Return on Investment (CFROI®)1. CFROI® is calculated in percentage terms by dividing gross cash flow by gross cash investment. CFROI® is an inflation-adjusted measure of corporate performance that attempts to reduce accounting distortions and allow for more accurate comparisons between companies, different market caps, sectors and industries. The Adviser first screens companies that are improving their CFROI® measure, and then screens companies based on cash flow valuation metrics to determine if the stock is attractively priced.

In addition, as part of its screening process, the Adviser looks for companies whose management understands how to create value for shareholders through their ability to deploy capital and that are market leaders with respect to the product or service they provide, and are a part of a strong growing industry.
The Adviser will generally sell a security when cash flow return on investment flattens or declines and when market price equals or exceeds cash flow value
"target." However, none of the sell characteristics are automatic.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in small cap companies. The Fund will provide shareholders with at least 60 days' written notice before changing this
80% policy.
			[1]
Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Foreign Risk. Investing in foreign countries poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S.
economy or similar issuers located in the United States. In addition, investments in foreign countries are generally denominated in a foreign currency. As a result, changes in the value of those currencies compared to the
U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from and in response to events that do not otherwise affect the value of the security in the issuer's home country.

Growth Investing Risk. The Fund is subject to the risk that growth stocks may fall out of favor with investors and underperform other asset types. A company may never achieve the growth in earnings that the Adviser anticipated.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Such changes may be caused by factors affecting individual companies, industries or sectors or the markets as a whole and may reduce the value of an investment in the Fund.

Small Companies Risk. Small capitalization companies may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, these small companies may have limited product lines, markets and financial resources, and may depend upon a relatively small management group.
Therefore, small cap stocks may be more volatile than those of larger companies.

Value Investing Risk. The Fund is subject to the risk that value stocks may fall out of favor with investors and underperform other asset types. The price of a company's stock may take a long time to, or never, reach the level that the
Adviser considers to be its intrinsic value.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance. The bar chart shows changes in the performance of the Fund's Class A Shares and does not reflect the deduction of any applicable sales charges. If sales charges had been reflected, the returns for Class A
Shares would be less than those shown below. The returns in the table reflect the deduction of applicable sales charges. The performance of Class C Shares will differ due to differences in expenses. As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_246/Overview.fs
or by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class A Shares from year to year and by showing how the average annual returns of the Fund's Class A and Class C Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_246/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Does Not Reflect Sales Loads	rr_BarChartDoesNotReflectSalesLoads	If sales charges had been reflected, the returns for Class A Shares would be less than those shown below.
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         21.58%   (6/30/09)
Worst Quarter       -25.39%   (12/31/08)

The Fund's year-to-date total, excluding any applicable sales charges, return for Class A Shares through June 30, 2011 was 5.98%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Performance Table, One Class of after Tax Shown	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC SMALL CAP FUND (Prospectus Summary) | PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	5.98%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	21.58%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(25.39%)
PNC SMALL CAP FUND | Russell 2000 Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Russell 2000 Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	26.85%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.47%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	5.65%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Mar 31, 2004
PNC SMALL CAP FUND | CLASS A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.50%
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.05%	[3]
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.53%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	697
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	1,017
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,359
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,321
Annual Return 2005	rr_AnnualReturn2005	3.43%
Annual Return 2006	rr_AnnualReturn2006	11.15%
Annual Return 2007	rr_AnnualReturn2007	0.08%
Annual Return 2008	rr_AnnualReturn2008	(37.26%)
Annual Return 2009	rr_AnnualReturn2009	28.15%
Annual Return 2010	rr_AnnualReturn2010	27.87%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class A Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.56%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.21%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS A | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	20.87%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.92%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS A | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[5]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	13.56%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	1.27%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.72%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004
PNC SMALL CAP FUND | CLASS C
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[2]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Shareholder Servicing Fees	rr_Component1OtherExpensesOverAssets	0.25%
Other	rr_Component2OtherExpensesOverAssets	0.23%	[4]
Other Expenses	rr_OtherExpensesOverAssets	0.48%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.23%	[4]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	326
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	697
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	1,195
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	2,565
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	226
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	697
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	1,195
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 2,565
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class C Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	25.96%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.02%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.39%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Apr 2, 2004

[1]	CFROI is a registered trademark of CSFB Holt.
[2]	A sales charge is not charged on purchases of Class A shares in the amount of $1,000,000 or more. However, a contingent deferred sales charge of 1.00% is charged if you redeem Class A Shares purchased in the amount of $1,000,000 or more within 18 months. In addition, a contingent deferred sales charge of 1.00% is charged if you redeem Class C Shares prior to 18 months from the date of purchase.
[3]	The Fund may reimburse expenses up to a maximum of 0.10% under the Fund's distribution plan for Class A Shares. The Board of Trustees has approved a contractual commitment whereby such reimbursements will be no more than the Distribution (12b-1) Fees stated in the table above for the Fund. This commitment continues through September 30, 2012, at which time the Board will determine whether to renew, revise or discontinue it.
[4]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[5]	After-tax returns are shown for Class A Shares only. After-tax returns for Class C Shares will differ. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC LIMITED MATURITY BOND FUND (Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
PNC LIMITED MATURITY BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide current income as well as preservation of capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC LIMITED MATURITY BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	PNC LIMITED MATURITY BOND FUND CLASS I
Management Fees	0.35%
Distribution (12b-1) Fees	none
Other Expenses	0.15%
Total Annual Fund Operating Expenses	0.50%

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC LIMITED MATURITY BOND FUND CLASS I	51	160	280	628

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 54%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.

Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'

written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the

Adviser considers a number of factors, including yield to maturity, maturity,

quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         3.62%   (3/31/01)

Worst Quarter       -1.15%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.79%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC LIMITED MATURITY BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years
CLASS I	Class I Shares Returns Before Taxes		2.55%	4.45%	4.18%
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	1.79%	3.20%	2.85%
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	1.65%	3.06%	2.78%
Merrill Lynch 1-3 Year U.S. Corporate/ Government Index	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)		2.82%	4.48%	4.27%
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC LIMITED MATURITY BOND FUND (Prospectus Summary) | PNC LIMITED MATURITY BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC LIMITED MATURITY BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide current income as well as preservation of capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 54%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	54.00%
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade fixed income securities. The dollar-weighted average maturity of the Fund's portfolio is normally expected to range from one to five years, but may vary in response to market conditions or if deemed appropriate for temporary defense purposes.
Under normal circumstances, the Fund invests at least 80% of its net assets plus any borrowings for investment purposes in investment grade fixed income securities (bonds). The Fund will provide shareholders with at least 60 days'
written notice before changing this 80% policy.

The Fund invests primarily in fixed income securities of all types, including obligations of corporate and U.S. government issuers, mortgage-backed and asset-backed securities. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by PNC Capital Advisors, LLC (the "Adviser") to be of comparable quality.

If a security is downgraded, the Adviser will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the
Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_305/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_305/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         3.62%   (3/31/01)
Worst Quarter       -1.15%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.79%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC LIMITED MATURITY BOND FUND (Prospectus Summary) | PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.79%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2001
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	3.62%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(1.15%)
PNC LIMITED MATURITY BOND FUND | Merrill Lynch 1-3 Year U.S. Corporate/ Government Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-3 Year U.S. Corporate/ Government Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.82%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.48%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.27%
PNC LIMITED MATURITY BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.35%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Annual Return 2001	rr_AnnualReturn2001	9.20%
Annual Return 2002	rr_AnnualReturn2002	5.46%
Annual Return 2003	rr_AnnualReturn2003	2.33%
Annual Return 2004	rr_AnnualReturn2004	0.99%
Annual Return 2005	rr_AnnualReturn2005	1.78%
Annual Return 2006	rr_AnnualReturn2006	4.32%
Annual Return 2007	rr_AnnualReturn2007	6.03%
Annual Return 2008	rr_AnnualReturn2008	3.60%
Annual Return 2009	rr_AnnualReturn2009	5.79%
Annual Return 2010	rr_AnnualReturn2010	2.55%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.55%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	4.45%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	4.18%
PNC LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.79%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.20%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.85%
PNC LIMITED MATURITY BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[1]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	1.65%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.06%
Average Annual Returns, 10 Years	rr_AverageAnnualReturnYear10	2.78%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

PNC ULTRA SHORT BOND FUND (Prospectus Summary) | PNC ULTRA SHORT BOND FUND
PNC ULTRA SHORT BOND FUND
INVESTMENT OBJECTIVE
The Fund seeks to provide high current income while preserving capital.

FUND FEES AND EXPENSES
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees (USD $)	PNC ULTRA SHORT BOND FUND CLASS I
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	none
Exchange Fee	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		PNC ULTRA SHORT BOND FUND CLASS I
Management Fees		0.20%
Distribution (12b-1) Fees		none
Other Expenses	[1]	0.16%
Total Annual Fund Operating Expenses	[1]	0.36%
[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.

Example
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
PNC ULTRA SHORT BOND FUND CLASS I	37	116	202	456

PORTFOLIO TURNOVER
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.

During the most recent fiscal year, the Fund's portfolio turnover rate was 68%

of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGIES
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances,

at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%

policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated,

determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it,

in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

PRINCIPAL RISKS
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)

and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty,

will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the

Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal

National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage

Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA

securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the

U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

PERFORMANCE INFORMATION
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the

Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance

(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting

http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or

by calling 1-800-622-FUND (3863).

Calendar Year Total Returns

Best Quarter         1.93%   (3/31/08)

Worst Quarter       -0.25%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.24%.

AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
Average Annual Total Returns PNC ULTRA SHORT BOND FUND	Average Annual Returns, Label		Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
CLASS I	Class I Shares Returns Before Taxes		0.83%	3.59%	2.91%	Dec 2, 2002
CLASS I After Taxes on Distributions	Returns After Taxes on Distributions	[1]	0.37%	2.44%	1.89%	Dec 2, 2002
CLASS I After Taxes on Distributions and Sales	Returns After Taxes on Distributions and Sale of Fund Shares	[1]	0.54%	2.39%	1.89%	Dec 2, 2002
Merrill Lynch 1-Year U.S. Treasury Index	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)		0.83%	3.31%	2.66%	Nov 30, 2002
[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Sep 30, 2011
PNC ULTRA SHORT BOND FUND (Prospectus Summary) | PNC ULTRA SHORT BOND FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	PNC ULTRA SHORT BOND FUND
Investment Objective, Heading	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The Fund seeks to provide high current income while preserving capital.

Expense, Heading	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense, Narrative	rr_ExpenseNarrativeTextBlock
The following table describes the fees and expenses that you may pay if you buy and hold Fund shares.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover, Heading	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover	rr_PortfolioTurnoverTextBlock
The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund's performance.
During the most recent fiscal year, the Fund's portfolio turnover rate was 68%
of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	68.00%
Acquired Fund Fees and Expenses, Based on Estimates	rr_AcquiredFundFeesAndExpensesBasedOnEstimates	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest  $10,000 in Class I Shares of the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year, and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Investment Strategy, Heading	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The Fund primarily invests in a diversified portfolio of investment grade securities such as U.S. government securities, corporate bonds, asset-backed securities and mortgage-backed securities at the time of purchase. The dollar-weighted average maturity of the Fund's portfolio is normally expected to be less than 18 months, but may vary in response to market conditions or if deemed appropriate for temporary defensive purposes. Under normal circumstances, at least 80% of the Fund's net assets plus any borrowings for investment purposes will be invested in debt securities (bonds). The Fund will provide shareholders with at least 60 days' written notice before changing this 80%
policy.

If a security is downgraded, PNC Capital Advisors, LLC (the "Adviser") will reevaluate the holding to determine what action, including the sale of such security, is in the best interests of investors. In buying and selling securities for the Fund, the Adviser considers a number of factors, including yield to maturity, maturity, quality and the outlook for particular issuers and market sectors. The Adviser will primarily seek to add value by emphasizing market sectors and individual securities that, based on historical yield relationships, represent an attractive valuation. Normally, all securities purchased by the Fund will be rated investment grade at the time of purchase, or be of comparable quality if unrated. Investment grade fixed income securities are those rated in one of the four highest rating categories by at least one nationally recognized statistical rating organization ("NRSRO"), or, if unrated, determined by the Adviser to be of comparable quality. The Fund also utilizes an active trading approach. The Adviser may choose to sell a holding when it, in the Adviser's view, no longer offers attractive growth prospects or to take advantage of a better investment opportunity.

Risk, Heading	rr_RiskHeading	PRINCIPAL RISKS
Risk, Narrative	rr_RiskNarrativeTextBlock
Active Trading Risk. To the extent that the Fund buys and sells securities actively, it could have higher expenses (which reduce return for shareholders)
and higher taxable distributions.

Credit Risk. The possibility that the issuer of a security, or counterparty, will not be able to make payments of interest and principal when due or will default completely. The value of an investment may decline if its issuer or the
Fund's counterparty defaults or if its credit quality deteriorates.

Government Securities Risk. The Fund invests in securities issued or guaranteed by the U.S. government or its agencies and instrumentalities (such as securities issued by the Government National Mortgage Association ("GNMA"), the Federal
National Mortgage Association ("FNMA"), the Federal Home Loan Mortgage
Corporation ("Freddie Mac") and Federal Home Loan Banks ("FHLBs")). Unlike GNMA
securities, securities issued or guaranteed by U.S. government related organizations such as FNMA, Freddie Mac and FHLBs are not backed by the full faith and credit of the U.S. government and no assurance can be given that the
U.S. government would provide ongoing or future financial support.

Interest Rate Risk. An investment in fixed income securities and money market instruments is subject to interest rate risk. The market value of fixed income securities will change as interest rates go up and down. The Fund's yield could decline due to falling interest rates and the market prices of the Fund's fixed income investments could decline due to an increase in market interest rates.

Market Risk. The Fund is subject to the risk that the markets in which the Fund invests will go down in value, including the possibility that the markets will go down sharply and unpredictably. Typically, the market value of the Fund's investments in fixed income securities will be more volatile during periods of widening credit spreads.

Prepayment/Extension Risk. The mortgages underlying mortgage-backed securities may be paid off early, which makes it difficult to determine their actual maturity and therefore calculate how they will respond to changes in interest rates. The Fund may have to reinvest prepaid amounts at lower interest rates.

Debt extension risk is the risk that an issuer will pay principal on an obligation held by the Fund (such as an asset-backed or mortgage-backed security) later than expected. This may happen during a period of rising interest rates. Under these circumstances, the value of the obligation will decrease.

All investments are subject to inherent risks, and an investment in the Fund is no exception. Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Accordingly, you may lose money by investing in the Fund.

Risk, Lose Money	rr_RiskLoseMoney	Accordingly, you may lose money by investing in the Fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	PERFORMANCE INFORMATION
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the
Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance. As with all mutual funds, the Fund's past performance
(before and after taxes) does not predict the Fund's future performance. Updated information on the Fund's performance can be obtained by visiting
http://pncfunds.com/Funds_Performance/Fund_Snapshot/FundID_301/Overview.fs or
by calling 1-800-622-FUND (3863).

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The bar chart and the performance table below provide some indication of the risks of investing in the Fund by showing changes in the performance of the Fund's Class I Shares from year to year and by showing how the average annual returns of the Fund's Class I Shares compare with those of a broad measure of market performance.
Performance, Availability Phone Number	rr_PerformanceAvailabilityPhone	1-800-622-FUND (3863)
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	http://pncfunds.com/Funds_Performance/Fund_Snapshot/ FundID_301/Overview.fs
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	As with all mutual funds, the Fund's past performance (before and after taxes) does not predict the Fund's future performance.
Bar Chart, Heading	rr_BarChartHeading	Calendar Year Total Returns
Bar Chart, Closing	rr_BarChartClosingTextBlock
Best Quarter         1.93%   (3/31/08)
Worst Quarter       -0.25%   (6/30/04)

The Fund's year-to-date total return for Class I Shares through June 30, 2011 was 0.24%.

Index No Deduction for Fees, Expenses, Taxes	rr_IndexNoDeductionForFeesExpensesTaxes	reflects no deduction for fees, expenses or taxes
Performance Table, Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table, Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	AVERAGE ANNUAL TOTAL RETURNS (For the periods ended December 31, 2010)
PNC ULTRA SHORT BOND FUND (Prospectus Summary) | PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The Fund's year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.24%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar 31, 2008
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.93%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun 30, 2004
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(0.25%)
PNC ULTRA SHORT BOND FUND | Merrill Lynch 1-Year U.S. Treasury Index
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Merrill Lynch 1-Year U.S. Treasury Index (reflects no deduction for fees, expenses or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.31%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.66%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Nov 30, 2002
PNC ULTRA SHORT BOND FUND | CLASS I
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a percentage of net asset value)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and Other Distributions (as a percentage of offering price)	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a percentage of amount redeemed, if applicable)	rr_RedemptionFeeOverRedemption	none
Exchange Fee	rr_ExchangeFee	none
Management Fees	rr_ManagementFeesOverAssets	0.20%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.16%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	0.36%	[1]
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	37
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	116
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	202
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	456
Annual Return 2003	rr_AnnualReturn2003	1.76%
Annual Return 2004	rr_AnnualReturn2004	1.05%
Annual Return 2005	rr_AnnualReturn2005	2.24%
Annual Return 2006	rr_AnnualReturn2006	4.42%
Annual Return 2007	rr_AnnualReturn2007	5.61%
Annual Return 2008	rr_AnnualReturn2008	4.36%
Annual Return 2009	rr_AnnualReturn2009	2.81%
Annual Return 2010	rr_AnnualReturn2010	0.83%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Class I Shares Returns Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.83%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	3.59%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.91%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002
PNC ULTRA SHORT BOND FUND | CLASS I | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.37%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.44%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002
PNC ULTRA SHORT BOND FUND | CLASS I | After Taxes on Distributions and Sales
Risk/Return:	rr_RiskReturnAbstract
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Returns After Taxes on Distributions and Sale of Fund Shares	[2]
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.54%
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	2.39%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.89%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Dec 2, 2002

[1]	"Other Expenses" include indirect fees and expenses of Acquired Funds less than 0.01% but greater than 0.005%. "Acquired Fund" means any investment company in which the Fund invests or has invested during the period.
[2]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.